Future Minimum Lease Commitments Under Non-Cancelable Lease Agreement (Detail) $ in Thousands	May 31, 2019 USD ($)
Leases [Abstract]
2020	$ 59,163
2021	49,731
2022	40,339
2023	32,798
2024	27,716
Thereafter	119,607
Total Minimum Lease Commitments	$ 329,354